Unaudited Condensed Consolidated Statements of Comprehensive Income/(Loss) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Revenue	$ 80,408	$ 62,242	$ 159,019	$ 123,211
Time charter and voyage expenses	(996)	(1,392)	(2,186)	(2,178)
Direct vessel expenses	(348)	(477)	(697)	(1,213)
Management fees	(24,293)	(23,787)	(48,335)	(46,087)
General and administrative expenses	(3,903)	(3,726)	(7,068)	(7,312)
Depreciation and amortization	(14,880)	(16,959)	(29,771)	(33,597)
Gain/ (loss) on sale of vessels	5,771	(904)	5,771	(904)
Impairment loss	0	0	0	(11,690)
Interest income	302	169	573	279
Interest expenses and finance cost, net	(19,110)	(18,147)	(37,315)	(35,259)
Change in fair value of other assets	0	0	0	(1,188)
Equity in net earnings of affiliated companies	3,651	262	7,089	453
Other expense, net	(240)	(85)	(684)	(137)
Net income/ (loss)	26,362	(2,804)	46,396	(15,622)
Other comprehensive income
Unrealized holding income on investments in- available-for-sale-securities	1,901	0	4,176	0
Other comprehensive income	1,901	0	4,176	0
Total comprehensive income	28,263	0	50,572	0
Dividend on Series B preferred shares	(27)	(27)	(54)	(54)
Dividend on Series D preferred shares	(61)	(168)	(199)	(279)
Dividend declared on restricted shares	(70)	(105)	(140)	(210)
Undistributed (income)/ loss attributable to Series C participating preferred shares	(1,271)	151	(2,233)	825
Net income/ (loss) attributable to common shareholders, basic	24,933	(2,953)	43,770	(15,340)
Dividend on Series B preferred shares	27	0	54	0
Dividend on Series D preferred shares	61	0	199	0
Dividend declared on restricted shares	70	0	140	0
Net income/ (loss) attributable to common shareholders, diluted	$ 25,091	$ (2,953)	$ 44,163	$ (15,340)
Net income/ (loss) per share, basic	$ 0.17	$ (0.02)	$ 0.29	$ (0.11)
Weighted average number of shares, basic	150,580,595	149,564,942	150,455,682	145,352,511
Net income/ (loss) per share, diluted	$ 0.16	$ (0.02)	$ 0.29	$ (0.11)
Weighted average number of shares, diluted	154,197,621	149,564,942	154,340,946	145,352,511